Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecorded Unconditional Purchase Obligation [Line Items]
2025	$ 13,318	$ 15,928
2026	4,479	2,989
2027	1,667	1,667
Thereafter	0	0
Total	19,464	20,584
Less: amount representing interest	(939)	(1,159)
Present value of lease liabilities	18,525	$ 19,425	$ 20,219
Future payments required under signed lease agreements that have not yet commenced	$ 4,200
Minimum
Unrecorded Unconditional Purchase Obligation [Line Items]
Finance leases not yet commenced, term		1 year
Maximum
Unrecorded Unconditional Purchase Obligation [Line Items]
Finance leases not yet commenced, term		2 years
Financing Lease, Lease Not yet Commenced
Unrecorded Unconditional Purchase Obligation [Line Items]
Future payments required under signed lease agreements that have not yet commenced		$ 2,700